Post-employment Benefit - Schedule of Defined Benefit (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Defined Benefit [Abstract]
Benefit obligation at beginning of the year	$ 14,801	$ 9,195
Service cost	4,746	3,840	$ 2,681
Interest cost	513	256	255
Actuarial gain	2,822	1,408	(3,319)
Foreign exchange rate changes	(9)	102	25
Total recorded	8,072	5,606	(358)
Benefit obligation at end of the year	$ 22,873	$ 14,801	$ 9,195